Concentration and credit risk	9 Months Ended
Mar. 31, 2012
Risks and Uncertainties [Abstract]
Concentration and credit risk

Note 3 – Concentration and credit risk

The Company’s operations are all carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC, and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

For the three months ended March 31, 2012, 90.7% of the Company’s revenue was from four major customers who individually accounted for 26.2%, 24.5%, 20.2% and 19.9%. For the nine months ended March 31, 2012, 88.4% of the Company’s revenue was from the same four major customers who individually accounted for 24.8%, 23.3% and 20.4% and 19.9%. Accounts receivable of these four customers represented 28.2%, 24.9%, 24.5%, and 16.6% of the total accounts receivable balance at March 31, 2012.  For the three months ended March 31, 2011, 78.1% of the Company’s revenue was from three major customers who individually accounted for 39.8%, 22.6% and 15.7%. For the nine months ended March 31, 2011, 85.9% of the Company’s revenue was from the same three major customers who individually accounted for 46.1%, 21.5% and 18.3%. Accounts receivable of these three major customers individually accounted for 32.9%, 22.6% and 15.2% of the total accounts receivable balance at March 31, 2011.

For the three and nine months ended March 31, 2012 and 2011, all of the Company’s raw material purchases as well as accounts payable were generated in the PRC.

For the three months ended March 31, 2012, five major suppliers provided 66.8% of the Company’s raw material purchases, with each supplier individually accounting for 15.8%, 14.2%, 13.6%, 12.1% and 11.1%. For the nine months ended March 31, 2012, five major suppliers provided 62.3% of raw material purchases, with each supplier individually accounting for 15.5%, 14.1%, 12.2%, 10.4% and 10.2%. For the three months ended March 31, 2011, five major suppliers provided 40.9% of raw material purchases. For the nine months ended March 31, 2011, five major suppliers provided 45.5% of raw material purchases, including 10% from one supplier. As of March 31, 2012, the Company did not have payables to any of these suppliers. As of March 31, 2011, accounts payable to these five suppliers accounted for 34.6% of the total accounts payable.